Schedule of Investments (unaudited) May 31, 2020	iShares® MSCI Denmark ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Air Freight & Logistics — 7.3%
DSV Panalpina A/S	24,774	$2,617,636

Banks — 5.7%
Danske Bank A/S(a)	81,605	1,010,578
Jyske Bank A/S, Registered(a)	10,522	291,131
Ringkjoebing Landbobank A/S	4,791	333,190
Spar Nord Bank A/S(a)	25,435	192,830
Sydbank A/S(a)	13,237	231,327

		2,059,056

Beverages — 5.8%
Carlsberg A/S, Class B	11,964	1,547,302
Royal Unibrew A/S(a)	6,689	536,062

		2,083,364

Biotechnology — 7.8%
Bavarian Nordic A/S(a)	12,438	371,616
Genmab A/S(a)	7,099	2,182,450
Zealand Pharma A/S(a)	6,434	253,492

		2,807,558

Building Products — 1.1%
Rockwool International A/S, Class B	1,374	384,680

Chemicals — 7.2%
Chr Hansen Holding A/S	12,267	1,188,493
Novozymes A/S, Class B	25,189	1,377,356

		2,565,849

Commercial Services & Supplies — 1.1%
ISS A/S(a)	23,586	391,944

Construction & Engineering — 0.6%
Per Aarsleff Holding A/S	6,129	208,090

Electric Utilities — 6.8%
Orsted A/S(b)	20,934	2,458,082

Electrical Equipment — 5.3%
NKT A/S(a)	11,782	250,385
Vestas Wind Systems A/S	16,281	1,661,461

		1,911,846

Energy Equipment & Services — 0.4%
Drilling Co. of 1972 A/S (The)(a)	7,395	161,238

Food Products — 0.6%
Schouw & Co. A/S	2,825	229,771

Health Care Equipment & Supplies — 10.2%
Ambu A/S, Series B(c)	22,796	761,715
Coloplast A/S, Class B	9,426	1,582,559
Demant A/S(a)	16,072	454,046
GN Store Nord A/S	15,677	846,236

		3,644,556

Health Care Technology — 0.2%
NNIT A/S(b)	5,147	89,257

Insurance — 2.7%
Alm Brand A/S	20,672	181,710
Topdanmark A/S	7,516	312,498
Tryg A/S	16,781	470,320

		964,528

Security	Shares	Value

Life Sciences Tools & Services — 0.4%
Chemometec AS	2,681	$132,235

Machinery — 1.1%
FLSmidth & Co. A/S(a)	8,732	237,825
Nilfisk Holding A/S(a)	9,474	142,519

		380,344

Marine — 4.4%
AP Moller — Maersk A/S, Class A	454	414,994
AP Moller — Maersk A/S, Class B, NVS	787	769,300
D/S Norden A/S	11,294	152,369
Dfds A/S(a)	7,871	230,467

		1,567,130

Oil, Gas & Consumable Fuels — 0.3%
TORM PLC(c)	12,283	101,370

Pharmaceuticals — 22.7%
ALK-Abello A/S(a)	1,110	295,693
H Lundbeck A/S	10,266	394,357
Novo Nordisk A/S, Class B	114,745	7,470,489

		8,160,539

Software — 2.6%
Netcompany Group A/S(a)(b)	5,979	363,699
SimCorp A/S	5,299	583,225

		946,924

Specialty Retail — 0.4%
Matas A/S	14,978	134,117

Textiles, Apparel & Luxury Goods — 1.8%
Pandora A/S	13,015	648,157

Tobacco — 0.7%
Scandinavian Tobacco Group A/S(b)	16,028	240,873

Total Common Stocks — 97.2% (Cost: $38,154,921)		34,889,144

Short-Term Investments

Money Market Funds — 2.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.69%(d)(e)(f)	806,178	807,387
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.16%(d)(e)	14,000	14,000

		821,387

Total Short-Term Investments — 2.3% (Cost: $820,693)		821,387

Total Investments in Securities — 99.5% (Cost: $38,975,614)		35,710,531

Other Assets, Less Liabilities — 0.5%		165,616

Net Assets — 100.0%		$35,876,147

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

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Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® MSCI Denmark ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the period ended May 31, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/19	Net Activity	Shares Held at 05/31/20	Value at 05/31/20	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	622,072	184,106	806,178	$807,387	$8,644	(b)	$(745)	$603
BlackRock Cash Funds: Treasury, SL Agency Shares	17,000	(3,000)	14,000	14,000	177		—	—

				$821,387	$8,821		$(745)	$603

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
OMX Copenhagen 25 Index	43	06/19/20	$850	$41,128

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$34,889,144	$—	$—	$34,889,144
Money Market Funds	821,387	—	—	821,387

	$35,710,531	$—	$—	$35,710,531

Derivative financial instruments(a)
Assets
Futures Contracts	$41,128	$—	$—	$41,128

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations — Equity

NVS	Non-Voting Shares

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